property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and
		Network	leasehold			Assets under		Network	Real
(millions)	Note	assets	improvements	Other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2018		$28,724	$3,077	$1,095	$48	$655	$33,599
Additions [1]		1,039	27	37	—	1,265	2,368
Additions arising from business acquisitions		4	13	9	—	—	26
Dispositions, retirements and other		(767)	56	(52)	—	—	(763)
Assets under construction put into service		956	100	85	—	(1,141)	—
As at December 31, 2018		$29,956	$3,273	$1,174	$48	$779	$35,230
As at January 1, 2019
As previously reported		$29,956	$3,273	$1,174	$48	$779	$35,230	$—	$—	$—	$—	$35,230
IFRS 16, Leases transitional amount	2(c)	—	—	—	—	—		—	1,011	30	1,041	1,041
Reclassification arising from implementation of IFRS 16		(101)	—	(1)	—	—	(102)	101	—	1	102	—
As adjusted		29,855	3,273	1,173	48	779	35,128	101	1,011	31	1,143	36,271
Additions [1]		1,073	42	84	—	1,217	2,416	219	274	16	509	2,925
Additions arising from business acquisitions	18(b)	127	3	12	—	—	142	—	12	11	23	165
Dispositions, retirements and other		(644)	(125)	(48)	—	—	(817)	(101)	(18)	2	(117)	(934)
Assets under construction put into service		1,302	121	152	—	(1,575)	—	—	—	—	—	—
Net foreign exchange differences		—	—	—	—	—	—	—	(12)	—	(12)	(12)
As at December 31, 2019		$31,713	$3,314	$1,373	$48	$421	$36,869	$219	$1,267	$60	$1,546	$38,415
ACCUMULATED DEPRECIATION
As at January 1, 2018		$19,638	$1,884	$709	$—	$—	$22,231
Depreciation		1,431	115	123	—		1,669
Dispositions, retirements and other		(769)	51	(43)	—	—	(761)
As at December 31, 2018		$20,300	$2,050	$789	$—	$—	$23,139
As at January 1, 2019
As previously reported		$20,300	$2,050	$789	$—	$—	$23,139	$—	$—	$—	$—	$23,139
Reclassification arising from implementation of IFRS 16		(1)	—	—	—	—	(1)	1	—	—	1	—
As adjusted		20,299	2,050	789	—	—	23,138	1	—	—	1	23,139
Depreciation [2]		1,473	120	135	—	—	1,728	13	177	11	201	1,929
Dispositions, retirements and other		(712)	(118)	(49)	—	—	(879)	(8)	(3)	5	(6)	(885)
As at December 31, 2019		$21,060	$2,052	$875	$—	$—	$23,987	$6	$174	$16	$196	$24,183
NET BOOK VALUE
As at December 31, 2018		$9,656	$1,223	$385	$48	$779	$12,091	$—	$—	$—	$—	$12,091
As at December 31, 2019		$10,653	$1,262	$498	$48	$421	$12,882	$213	$1,093	$44	$1,350	$14,232
(1)	For the year ended December 31, 2019, additions include $153 (2018 – $(15)) in respect of asset retirement obligations (see Note 25).
(2)	For the year ended December 31, 2019, depreciation includes $5 in respect of impairment of real estate right-of-use lease assets.